Business Combinations (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net sales	$ 215,244,000	$ 155,894,000	$ 117,844,000
Net income	8,491,000	20,626,000	9,370,000
Objet Ltd [Member]
Net sales	19,098,000
Net income	4,626,000
Supplemental pro forma combined results of operations:
Net sales	359,054,000	274,310,000
Loss attributable to Stratasys Ltd.	(21,577,000)	(78,705,000)
Loss per ordinary share attributable to Stratasys Ltd. - basic and diluted (in dollars per share)	$ 0.58	$ 2.15